COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses and statement of additional information contained in Post-Effective Amendment No. 181 under the Securities Act of 1933 and Amendment No. 182 under the Investment Company Act of 1940, the text of which was filed electronically on September 27, 2013.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 1st day of October, 2013.

COLUMBIA FUNDS SERIES TRUST I

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga Assistant Secretary